Property And Equipment—net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property And Equipment—net
9. Property and Equipment - net
The following summarizes property and equipment - net as of:

	December 31,	December 31,
	2021	2020
	(in thousands)
Satellites	$93,709	$32,340
Computer equipment and software	1,372	1,315
Office furniture and fixtures	744	1,388
Other equipment	682	434
Site equipment	1,393	1,311
Ground station equipment	111	1,415
Total	98,011	38,203
Less: accumulated depreciation	(27,460)	(17,351)
Property and equipment — net	$70,551	$20,852
On May 15, 2021, a rocket carrying two of the Company's satellites suffered a failure during flight, resulting in the loss of both satellites. This resulted in the total carrying value of $18.4 million being impaired in the second quarter of 2021. The $18.4 million includes satellite procurement, launch, shipping, launch support and other associated costs. Of this amount, $8.4 million was included in satellite procurement work in progress in the consolidated balance sheets as of December 31, 2020. There was no impairment for the year ended December 31, 2020.
Depreciation of property and equipment from continuing operations during the years ended December 31, 2021 and 2020 was $12.9 million and $8.5 million, respectively. During the year ended December 31, 2021, the Company disposed of $2.9 million of property and equipment, which consisted of site equipment, furniture and ground station equipment, for a loss of $24 thousand.